BUSINESS COMBINATION AND ASSET ACQUISITION (Narrative 3) (Details) - Loto Interactive ¥ in Thousands, $ in Thousands, $ in Thousands							9 Months Ended		12 Months Ended
	Jun. 18, 2021 HKD ($) shares	Jun. 18, 2021 USD ($) shares	Mar. 31, 2021 HKD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 CNY (¥) shares	Jun. 07, 2017 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Number of shares acquired | shares	30,642,534	30,642,534	169,354,839	169,354,839	169,354,839
Total consideration paid	$ 26,224	$ 3,378	$ 105,000	$ 13,503	¥ 88,200	$ 322,200
Ownership interest held	59.79%	59.79%	54.20%	54.20%	54.20%
Total acquisition costs | $									$ 796
Revenues since acquisition							$ 93,832	$ 12,142
Net loss since acquisition							$ 214,194	$ 27,718